Leases - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Increase in short-term lease cost	$ 397	$ 199
Operating lease, payments	$ 10,037	8,965
Lease expense prior to ASC 842 adoption			$ 5,054
Operating lease, weighted average remaining lease term	7 years 11 months 1 day
Operating lease, weighted average discount rate, percent	3.94%
Sublease income	$ 226	$ 0	$ 0